DERIVATIVE WARRANTS LIABILITIES (Details Narrative) - CAD ($)					3 Months Ended
	Mar. 27, 2024	Mar. 15, 2024	Mar. 14, 2024	Dec. 21, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued				2,884,616
[custom:StockholdersEquityReverseStockSplitDescription]	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Change in fair value of derivative warrants liabilities					$ 28,977,934
December 2023 Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exercise price of warrants	$ 1.3643
Conversion of warrants into common stock price per share	72.42
Series A Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			134,166,665
Series B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			268,333,330
April 2024 A Warrants and B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exercise price of warrants	1.3643
April 2024 B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conversion of warrants into common stock price per share	$ 14.21
Post Reverse Split [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued				15,182
Exercise price of warrants				$ 98.8
Post Reverse Split [Member] | Series A Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			706,140
Post Reverse Split [Member] | Series B Warrants [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants issued			1,412,280